BORROWINGS	6 Months Ended
Jun. 30, 2025
BORROWINGS
BORROWINGS

6. BORROWINGS

	As of
	December 31,	As of June 30,
	2024	2025
	US$	US$
Current
Short-term borrowings:
Bank loans	4,868,956	2,095,382
Current portion of long-term borrowings	12,923,599	4,539,994
Total current borrowings	17,792,555	6,635,376
Non-Current
Long-term borrowings:
Bank loans	417,339	—
Total non-current borrowings	417,339	—
Total borrowings	18,209,894	6,635,376

Short-term borrowings

In January 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.90% per annum. The borrowing was repaid in January 2024.

In March 2023, the Group borrowed a loan with the amount of RMB10,000,000 from China Everbright Bank Co., Ltd for a term of one year at the interest rate of 3.80% per annum. The borrowing was repaid in April 2024.

In July 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.85% per annum. The borrowing was repaid in July 2024.

In June 2024, the Group borrowed a loan with the amount of RMB20,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.50% per annum. The borrowing was repaid in June 2025.

In September 2024, the Group borrowed a loan with the amount of RMB15,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.80% per annum.

Long-term borrowings

In September 2021, the Group borrowed a loan with the amount of RMB8,500,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.05% per annum. The Group repaid RMB425,000 in 2022, RMB850,000 in 2023, and RMB7,225,000 in 2024. The loan was fully repaid in September 2024.

In May 2022, the Group borrowed a loan with the amount of RMB30,000,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB3,000,000 in 2023, RMB5,000,000 in 2024 and RMB22,000,000 during the six months ended June 30, 2025. As of December 31, 2024, RMB22,000,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets. The loan was fully repaid in May 2025.

Also in May 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2022, RMB1,500,000 in 2023, RMB9,500,000 in 2024, and RMB8,500,000 during the six months ended June 30, 2025. As of December 31, 2024, RMB8,500,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets. The loan was fully repaid in May 2025.

In August 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023, RMB2,000,000 in 2024, and made no repayments during the six months ended June 30, 2025. As of December 31, 2024 and June 30, 2025, RMB6,900,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

Also in August 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023, RMB2,000,000 in 2024, and RMB8,500,000 during the six months ended June 30, 2025. As of December 31, 2024 and June 30, 2025, RMB17,000,000 and RMB8,500,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In November 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023, RMB2,000,000 in 2024, and made no repayments during the six months ended June 30, 2025. As of December 31, 2024 and June 30, 2025, RMB6,900,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

Also in November 2022, the Group borrowed a loan with the amount of RMB10,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2023, RMB1,000,000 in 2024, and RMB4,250,000 during the six months ended June 30, 2025. As of December 31, 2024 and June 30, 2025, RMB8,500,000 and RMB4,250,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In April 2023, the Group borrowed a loan with the amount of RMB7,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 3.90% per annum. The Group repaid RMB150,000 in 2023, RMB550,000 in 2024, and RMB350,000 during the six months ended June 30, 2025. As of December 31, 2024 and June 30, 2025, RMB3,300,000 and RMB5,950,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

In August 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group repaid RMB100,000 in 2024, and RMB9,900,000 during the six months ended June 30, 2025. As of December 31, 2024, RMB9,900,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets. The loan was fully repaid in February 2025.

In September 2023, the Group borrowed another loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group repaid RMB100,000 in 2024, and RMB9,900,000 during the six months ended June 30, 2025. As of December 31, 2024, RMB9,900,000 repayable within twelve months for this agreement was classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets. The loan was fully repaid in March 2025.

The proceeds from the loans were primarily used to pay for the Group’s research and development activities in China, including CMC costs of clinical and preclinical programs. As of December 31, 2024 and June 30, 2025, none of the Group’s borrowings were collateralized in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of June 30, 2025 were as follows:

As of June 30,
2025
US$
Remainder of 2025	6,216,300
2026	419,076
6,635,376